Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	43,108,112	28,965,034
Common stock, shares outstanding	43,108,112	28,965,034